28. Equity (Details Narrative) $ in Millions	Jun. 30, 2020 USD ($) shares
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Subscribed and fully paid share capital	$ 107,101
Shares par value	0
Dividend payable to shareholders	$ 360
Common shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares outstanding | shares	7,442,454,142
Shares held in treasury	$ 222,760
Preference shares [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Shares outstanding | shares	5,602,042,788
Shares held in treasury	$ 72,909